Acquisitions and License Agreements (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Business Combinations [Abstract]
Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The following amounts represent the preliminary allocation of the fair value of the identifiable assets acquired and liabilities assumed, including preliminary goodwill and intangible assets, and the related deferred tax balances. The Company expects to complete its valuation analysis and finalize deferred tax balances as of the acquisition date no later than the fourth fiscal quarter of 2014. The changes in the purchase price allocation and preliminary goodwill based on the final valuation may include, but are not limited to, changes in deferred income taxes, intangible assets and inventory.

Cash and cash equivalents	$43.2
Inventory	21.0
Intangible assets	1,300.0
Goodwill	321.9
Other assets, current and non-current (1)	18.0
Deferred tax liabilities, net	(296.6)
Other liabilities, current and non-current (2)	(78.3)

Net assets acquired	$1,329.2

(1)	This amount includes $14.7 million of accounts receivable, which is also the gross contractual value.
(2)	This amount includes $30.0 million of pre-existing Cadence debt, which the Company repaid upon completion of the acquisition.

The following amounts represent the final allocation of the fair value of the identifiable assets acquired and liabilities assumed:

Current assets (1)	$13.3
Intangible assets	91.9
Goodwill (non-tax deductible) (2)	24.5

Total assets acquired	129.7

Current liabilities	4.0
Deferred tax liabilities, net (non-current)	27.1
Contingent consideration (non-current)	6.9

Total liabilities assumed	38.0

Net assets acquired	$91.7

(1)	This amount includes $3.3 million of accounts receivable, which is also the gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
(2)	Goodwill relates to the Company’s ability to exploit CNS Therapeutics’ technologies.

Schedule of Reconciliation of Total Consideration

The following reconciles the total consideration to net assets acquired:

Total consideration	$95.0
Plus: cash assumed in acquisition	3.6
Less: contingent consideration	(6.9)

Net assets acquired	$91.7

Schedule of Intangible Assets Acquired	Intangible assets acquired consist of the following:

	Amount	Amortization Period
Completed technology	$1,300.0	8 years

	Amount	Weighted-Average Amortization Period
Completed technology	$73.1	13 years
Trademark	0.2	3 years
In-process research and development	18.6	Non-Amortizable

	$91.9

Schedule of Unaudited Pro Forma Information

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Net sales	$588.2	$608.9	$1,163.7	$1,130.1
Net (loss) income	(18.4)	4.4	(2.6)	(35.7)
Basic (loss) earnings per share	$(0.32)	$0.08	$(0.04)	$(0.62)
Diluted (loss) earnings per share	(0.31)	0.08	(0.04)	(0.62)